Share Capital and Reserves (Details) - USD ($)		6 Months Ended		12 Months Ended
	Feb. 02, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Share Capital and Reserves [Line Items]
Issued share capital description		i)Issued 2,500,000 shares at a price of $0.90 per share for total proceeds of $2,250,000 in a registered direct offering. In connection with the offering, the Company incurred $226,544 in issuance costs as part of the transaction. ii)Issued 4,042,000 common shares pursuant to exercise of 4,042,000 warrants at a price of $1.10 per share for total proceeds of $4,446,200. EscrowAt June 30, 2023, 21 common shares (December 31, 2022 – 21) of the Company are held in escrow due to misplaced share certificates originally issued to three individual shareholders.		i)Issued 291,667 units at a price of $24.00 per unit for total proceeds of $7,000,000. Each unit consisted of one common share and one warrant, to purchase one common share at $28.80 per share until February 28, 2027. In connection with the offering, the Company incurred $900,720 in issuance costs as part of the transaction. ii)Issued 11,441 shares, which were converted from Versus Holdco shares. iii)Issued 39,375 shares at a price of $22.20 per unit for total proceeds of $874,125 as a result of the underwriter exercising the overallotment. iv)Issued 4,196 shares related to the Xcite acquisition and the vesting of key employee shares. v)Issued 276,334 units at a price of $7.80 per unit for total proceeds of $2,155,195. The offering consisted of 140,000 common shares and 136,334 pre-funded warrants. In connection with the offering, the Company incurred $313,482 in issuance costs as part of the transaction. vi)Issued 412,293 shares at $2.72 per share in a private placement offering for total proceeds of $1,119,373. vii)Issued 2,100,000 units at a price of $1.00 per unit for total proceeds of $2,099,866. The offering consisted of 300,000 common shares and 1,800,000 pre-funded warrants. In connection with the offering, the Company incurred $522,460 in issuance costs as part of the transaction.
Common shares issued and outstanding percentage		10.00%
Option vesting period		10 years
Stocks option granted		400,000		104,520
Share-based compensation (in Dollars)			$ 884,322	$ 1,567,583
Warrants issued	175,000	1,687,341
Exercise price per share (in Dollars per share)	$ 0.9
Share purchase warrants description				ii)Completed a public offering on February 28, 2022, and issued 291,669 units at a price of $24.00 per unit for total proceeds of $7,000,000. Each unit consisted of one common share and one warrant, to purchase one common share at $28.80 per share until February 28, 2027. iii)Issued 39,375 units on March 24, 2022, at a price of $22.20 per unit for total proceeds of $874,125 because the underwriter exercised its overallotment option. Each unit consisted of one common share and one warrant, to purchase one common share at $28.80 per share until February 28, 2027. iv)Issued 414,500 warrants on July 18, 2022, to purchase common shares, each exercisable for one common share at an exercise price of $7.80 per share in an offer to an investor. v)Completed a public offering on December 9, 2022 and issued 2,100,000 units for total proceeds of $2,099,866. Each unit consists of (1) either (a) one common share or (b) one pre-funded warrant to purchase one common share and (2) two warrants to purchase one common share each, at a public offering price of $1.00 per unit. The unit will have an exercise price of $1.10 per share, are exercisable immediately upon issuance, and will expire five years following the date of issuance. An additional 220,500 warrants were provided to placement agents with an exercise price of $1.25 per share.
Class A Shares [Member]
Share Capital and Reserves [Line Items]
Common stock, shares issued		338
Common stock, shares outstanding		338
Unit A Warrant [Member]
Share Capital and Reserves [Line Items]
Warrants issued		1,687,341
Stock Options [Member]
Share Capital and Reserves [Line Items]
Share-based compensation (in Dollars)		$ 1,156,217